UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C.  20549

                                                    Form 13F-HR

                                                Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   March 31, 1999

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):      [   ]    is a restatement.
                                            [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:



Name:          Cambridge Investments, Ltd.
Address:       600 Montgomery Street
               San Francisco, California  94111


Form 13F File Number:  28-6432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Courtney Tozzi
Title:    Vice President
Phone:    (415) 781-0866

Signature, Place, and Date of Signing:

           /s/ Courtney Tozzi                 San Francisco, California  5/14/99
              [Signature]                             [City, State]       [Date]

Report Type (Check only one.):

[X  ]     13F HOLDINGS  REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       13

Form 13F Information Table Value Total:                   $   171,521
                                                              (thousands)


List of Other Included Managers:




No.         Form 13F File Number                    Name

1           28-6420                                 Soros Fund Management, LLC



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


         Item 1:            Item 2:      Item 3:      Item 4:     Item 5:     Item 6:    Item 7:
      Name of Issuer       Title of       CUSIP        Value     Shares or   Investment   Other               Item 8:
                             Class                   (x$1000)     Prn Amt    Discretion   Managers    Voting Authority

                                                                                                   (a) Sole     (b)     (c) None
                                                                                                               Shared

Baker Hughes Inc.             COM          57224107      17,134     704,759     SOLE                  704,759

BJ Services Co.               COM          55482103      15,021     640,916     SOLE                  640,916

CHC Helicopter Corp.          CLA         12541C203         392     171,662     SOLE                  171,662
                            Sub Vtg

Cooper Cameron Corp.          COM         216640102       6,862     204,832     SOLE                  204,832

Ensco International           COM         26874Q100      15,219   1,143,180     SOLE                1,143,180

Halliburton Inc.              COM         406216101      26,606     691,056     SOLE                  691,056

Mobil Corp.                   COM         607059102      42,104     478,459     SOLE                  478,459

Nabors Inds. Inc.             COM         629568106       9,692     532,889     SOLE                  532,889

Nabors Industries Inc.      sub nt        629568AA4       3,534   2,479,972     SOLE                2,479,972
5/06                         conv
                             5%06

Noble Drilling Corp.          COM         655042109       7,909     455,178     SOLE                  455,178

Rowan Companies Inc.          COM         779382100       6,640     523,330     SOLE                  523,330

Schlumberger Ltd.             COM         806857108      18,060     300,062     SOLE                  300,062

Smith International Inc.      COM         832110100       2,740      68,512     SOLE                   68,512

                   TOTAL                                171,913


